CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] To Be Issued [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Shares to be Issued [Member] To Be Issued [Member]	Shares to be Issued [Member]	To Be Issued [Member]	Total
Balance at Dec. 31, 2016		$ 26,872	$ 3,023,926	$ 3,940,227					$ (889,429)
Balance (in Shares) at Dec. 31, 2016		26,871,876
Preferred stock issued to management 15,000,000 shares					$ 15,000				15,000
Common shares issued under private placement offering - net of expenses		$ 60,840	181,506			$ 246,237		$ 246,237	242,346
Common shares issued under private placement offering - net of expenses (in Shares)		60,840,000
Common shares issued for conversion of convertible debenture notes - net of expenses		$ 6,290	7,164						13,454
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)		6,290,000
Shares issued for services		$ 3,968	6,032			$ 10,000		10,000	10,000
Shares issued for services (in Shares)		3,968,254
Shares issued under ABCO management compensation		$ 27,000	54,400						81,400
Shares issued under ABCO management compensation (in Shares)		27,000,000
Legal & administrative expense- public offering			(55,711)						(55,711)
Derivative interest expense from outstanding convertible debentures			(177,498)
Net (loss) for the period				(599,936)					(599,936)
Balance at Dec. 31, 2017		$ 124,970	3,039,819	(4,540,163)	15,000		$ 256,237		(1,104,137)
Balance (in Shares) at Dec. 31, 2017		124,970,130
1 for 20 Reverse		$ 6,248	3,158,541	4,540,163	15,000		256,237		(1,104,137)
1 for 20 Reverse (in Shares)		6,248,507
Preferred stock issued to management 15,000,000 shares					15,000				15,000
Common shares issued under private placement offering - net of expenses	$ 870	$ 7,150	538,034				$ (256,237)	$ 870	288,947
Common shares issued under private placement offering - net of expenses (in Shares)	870,000	7,150,532
Common shares issued for conversion of convertible debenture notes - net of expenses		$ 16,768	687,115						703,883
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)		16,767,650
Shares issued for services		$ 370	9,630						$ 10,000
Shares issued for services (in Shares)		369,599							369,599
Shares issued under ABCO management compensation		$ 1,350	25,650						$ 27,000
Shares issued under ABCO management compensation (in Shares)		1,350,000
Legal & administrative expense- public offering		$ 0	(39,176)						(39,176)
Net (loss) for the period				(640,268)					(640,268)
Balance at Dec. 31, 2018		$ 32,756	$ 4,379,793	$ (5,180,431)	$ 30,000				$ (737,882)
Balance (in Shares) at Dec. 31, 2018		32,756,288